Leases	12 Months Ended
Dec. 31, 2019
Leases
Leases

17          Leases

(a)	Amounts recognized in the balance sheet

	At at December 31,
	2018	2019
	RMB’000	RMB’000
Right‑of‑use assets (Note 12)
—Properties	208,409	181,997

Lease liabilities (Note 26)
—Non current	126,868	87,800
—Current	82,452	101,889
	209,320	189,689

Additions to the right‑of‑use assets during the years ended December 31, 2018 and 2019 were RMB 225,638,000  and RMB60,418,000 respectively.

The weighted average lessee's incremental borrowing rate applied to the lease liabilities on December 31, 2018 and 2019 was 4.81% and 4.84%, respectively.

(b)	Amounts recognized in the statement of profit or loss

	For the year ended
	December 31,
	2017	2018	2019
		RMB’000	RMB’000
Depreciation charge of right‑of‑use assets	45,929	76,958	86,688
Interest expenses (included in finance cost)	6,136	10,175	10,785
	52,065	87,133	97,473

The total cash outflow for leases in 2017,2018 and 2019 was RMB50,432,000,  RMB83,727,000 and RMB76,895,000, respectively.

Expenses recognized in relation to short‑term leases for the years ended December 31, 2017, 2018 and 2019 amounted to RMB 2,068,000, RMB 11,000, and RMB947,000, respectively.